Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Aeneas Group Limited [Member]
Loan from a related party (Note a)
Loan from a related party		$ 2,500,000
Settlement of loan from a related party through issuance of Convertible Note (Note 16)
Settlement of loan from a related party through issuance of Convertible Note		3,000,000
Interest expenses (Note a and Note 16)
Interest expenses		71,123
Jurchen Investment Corporation [Member]
Interest expenses (Note a and Note 16)
Interest expenses	90,000
Libra Sciences Limited [Member]
Administrative fees income (Note e)
Administrative fees income		9,615
Loan to a related party (Note b)
Loan to a related party		92,459
Interest incomes (Note b)
Interest incomes		8,963
Talem Medical Group Limited [Member]
Repayment of loan and interest from a related party (Note b)
Repayment of loan and interest from a related party		595,900
Interest incomes (Note b)
Interest incomes		4,518
CGY Investments Limited [Member]
Settlement of loan from a related party through issuance of Convertible Note (Note 16)
Settlement of loan from a related party through issuance of Convertible Note		131,691
ACC Medical Limited [Member]
Settlement of loan from a related party through issuance of Convertible Note (Note 16)
Settlement of loan from a related party through issuance of Convertible Note		$ 138,768